Summary of Share Options and Stock Appreciation Rights Activities (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Number of share options / SARs
Share options/SARs outstanding at January 1, 2014	2,335,482
Granted	0
Forfeited	0
Expired	0
Exercised	0
Share options/SARs outstanding at December 31, 2014	2,335,482
Share options/SARs vested or expected to vest at December 31, 2014	2,335,482
Share options/SAR exercisable at December 31, 2014	2,335,482
Weighted Average Exercise Price
Share options/SARs outstanding at January 1, 2014	$ 1.78
Granted	$ 0
Forfeited	$ 0
Expired	$ 0
Exercised	$ 0
Share options/SARs outstanding at December 31, 2014	$ 1.78
Share options/SARs vested or expected to vest at December 31, 2014	$ 1.78
Share options/SAR exercisable at December 31, 2014	$ 1.78
Weighted Average Remaining Contractual Life
Share options/SARs outstanding at December 31, 2014	3 months 22 days
Share options/SARs vested or expected to vest at December 31, 2014	3 months 22 days
Share options/SAR exercisable at December 31, 2014	3 months 22 days
Aggregate Intrinsic Value
Share options/SARs outstanding at December 31, 2014	$ 0
Share options/SARs vested or expected to vest at December 31, 2014	0
Share options/SAR exercisable at December 31, 2014	$ 0